Inventories -Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)
Inventories [Abstract]
Finished products		$ 40,742				$ 53,185
Raw materials		6,138				6,383
Spare parts		1,109				1,159
Work in process		960				1,028
Inventories in transit		1,947				469
Total inventories		50,896		$ 3,192		$ 62,224
Inventory write-downs	$ 2,040	$ 1,871	$ 2,046

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3